PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expenses And Other Current Assets Net
Provision for credit losses			$ 71,048